Loans from banks and other financial institutions	12 Months Ended
Dec. 31, 2022
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Abstract]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Text Block]
Note 12 - Loans from banks and other financial institutions

	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2022	2021	2022	2021	2022	2021
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Credit from banks (1)	565	3,156	-	-	565	3,156
Loans from banks and other financial institutions for project financing (2)	165,062	58,666	1,376,260	1,168,569	1,541,322	1,227,235
Loans from banks for corporate financing (3)	-	-	42,797	-	42,797	-

Total credit	165,627	61,822	1,419,057	1,168,569	1,584,684	1,230,391

(1)	Withdrawals from a value added tax facility during the construction period in accordance with the financing agreements of the various projects.
(2)	Loans from banks and other financial institutions for project financing

Project name	Mivtachim and Talmei Bilu	Halutziot	Kramim and Idan	Medium rooftops
Lender	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund	Institutional entities of Clal Insurance Group
Amount of loan / credit facility	Approximately USD 101 million (Approximately NIS 356 million)	Approximately USD 173 million (Approximately NIS 609 million)	Approximately USD 30 million (Approximately NIS 107 million)	Approximately USD 4 million (Approximately NIS 15 million)
Date financing provided	December 2020	December 2020	December 2020	January 2019
Balance of the loan as of December 31, 2022	Approximately USD 91 million (Approximately NIS 320.2 million)	Approximately USD 164 million (Approximately NIS 576.8 million)	Approximately USD 28 million (Approximately NIS 99.1 million)	Approximately USD 4 million (Approximately NIS 12.6 million)
Balance of the loan as of December 31, 2021	Approximately USD 107 million (Approximately NIS 333 million)	Approximately USD 189 million (Approximately NIS 588.5 million)	Approximately USD 33 million (Approximately NIS 102. million)	Approximately USD 4 million (Approximately NIS 12.8 million)
Amortization schedule	Spitzer amortization table comprised of quarterly payments	Spitzer amortization table comprised of quarterly payments	Spitzer amortization table comprised of quarterly payments	Spitzer amortization table comprised of quarterly payments
Debt period	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 13 years.	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 15 years.	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 13 years.	Approximately 15 years
Stated annual interest rate	Interest of approximately 0.77%, index-linked	Interest of approximately 0.88%, index-linked	Interest of approximately 0.8%, index-linked	Interest of approximately 2.2%, index-linked
Financial covenants:
Debt service reserve	-	-	-	Approximately USD 0.2 million (Approximately NIS 0.7 million)
ADSCR default	1.05	1.05	1.05	1.07
LLCR default	1.05	1.05	1.05	1.12
Fulfillment of financial covenants	As of the balance sheet date, the companies fulfilled the foregoing financial covenants	As of the balance sheet date, the partnership fulfilled the foregoing financial covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral
Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.

Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.

Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.

Charge on the partnership’s interests in the projects, on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.

Guarantees	See Note 28C(4)	See Note 28B(4), 28C(5)	See Note 28B(4)	See Note 28B(4)
Reference to additional information	See Note 12(2)A	See Note 12(2)A	See Note 12(2)A	-

Project name	Tariff tender projects - Sunlight 1	Emek HaBacha	Tariff tender projects - Sunlight 2 and Dekel.
Lender	Institutional entities of Clal Insurance Group	Bank Hapoalim Ltd. in collaboration with Phoenix and Harel groups	Institutional entities of Clal Insurance Group
Amount of loan / credit facility	Approximately USD 45 million (Approximately NIS 160 million)	Approximately USD 164 million (Approximately NIS 576 million)	Approximately USD 20 million (Approximately NIS 70 million)
Date financing provided	March 2018	November 2018	December 2019
Balance of the loan as of December 31, 2022	Approximately USD 42 million (Approximately NIS 146.5 million)	Approximately USD 168 million (Approximately NIS 589.7 million)	Approximately USD 14 million (Approximately NIS 49.3 million)
Balance of the loan as of December 31, 2021	Approximately USD 47 million (Approximately NIS 145.1 million)	Approximately USD 158 million (Approximately NIS 492.3 million)	Approximately USD 16 million (Approximately NIS 48.6 million)
Amortization schedule	Spitzer amortization table, quarterly repayments.	Spitzer amortization table, quarterly repayments.	Spitzer amortization table, quarterly repayments
Debt period	Construction period and another approximately 22 years	Construction period and another approximately 18 years.	Construction period and another approximately 22 years
Stated annual interest rate	interest within the range of 2.6%-3%, CPI-linked	The construction period - base interest (*) plus a margin of 3.3%, CPI-linked The construction period - base interest (*) plus a margin of 2.65%, CPI-linked	Base interest (*) plus a margin of 2.15%, CPI-linked
Financial covenants:
Debt service reserve	Approximately USD 2 million (Approximately NIS 5.8 million)	-	Approximately USD 0.5 million (Approximately NIS 1.8 million)
ADSCR default	1.07	1.05	1.07
LLCR default	1.12	1.05	1.12
Fulfillment of financial covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral
Charge on the partnership’s interests in the projects, charge on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.
Charge on the tariff and conditional license, charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Charge on the partnership’s interests in the projects, charge on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.

Guarantees	See Note 28B(3)	See Note 30C(1), 30C(2)	See Note 30B(5)
Reference to additional information	-	See Note 28A(1)	-

(*) Base interest rate - The interest rate of CPI-linked government debentures with the same average lifetime, determined on the withdrawal date.

Project name	Tullynamoyle	Lukovac	EWK
Lender	Bank of Ireland	ERSTE and PBZ, of INTESA Group	ERSTE, EBRD and Novi Sad
Amount of loan / credit facility	Approximately USD 15.25 million (Approximately EUR 14.3 million)	Approximately USD 52 million (Approximately EUR 48.8 million)	Approximately USD 148 million (Approximately EUR 139 million)
Date financing provided	August 2020	December 2020	December 2017
Balance of the loan as of December 31, 2022	Approximately USD 12.65 million (Approximately EUR 11.86 million)	Approximately USD 43.9 million (Approximately EUR 41 million)	Approximately USD 99.9 million (Approximately EUR 93.6 million)
Balance of the loan as of December 31, 2021	Approximately USD 14.5 million (Approximately EUR 12.8 million)	Approximately USD 51 million (Approximately EUR 28.7 million and approximately HRK 123 million) (*)	Approximately USD 116.1 million (Approximately EUR 102.6 million)
Amortization schedule	The loan will be repaid in 50 quarterly payments	The loan will be repaid in 46 quarterly payments	The loan will be repaid in 23 semi-annual payments
Debt period	12.5 years	11.5 years	Construction period and another approximately 11.5 years
Stated annual interest rate	Approximately 90% of the loan bears interest at a rate of 3.47% and approximately 10% of the loan bears interest of 3M Euribor plus a margin of 2%	Interest at a rate of 3.75% and 3M Euribur plus 3% for the loans in EUR, and interest at a rate of 3.5% for the loan in HRK
Approximately EUR 83 million of the loan bears interest at a rate of 2.3%,
Approximately EUR 40 million of the loan bears interest at a rate of 3.95%,
And approximately EUR 16 million of the loan bears interest in the range of 4.65%-4.83%.

Financial covenants:
Debt service reserve	-	Approximately USD 3 million (Approximately EUR 2.8 million)	Approximately USD 8.2 million (Approximately EUR 7.7 million)
ADSCR default	1.05	1.10	1.10
Fulfillment of financial covenants	Non-fulfillment, receipt of a waiver letter from the bank stating that the lender waives, inter alia, its right to demand immediate repayment.	As of the balance sheet date, the Company fulfilled the foregoing financial covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral
The project company pledged in favor of the bank all of the equipment in the project, its rights by virtue of power purchase agreements, its rights in the licenses, its rights in the insurance policy, and its other rights in the project. The Company’s entire stake in the project company was also pledged in favor of the bank.
		The project company will pledge towards the bank the project equipment, power purchase agreements, its rights in licenses, the insurance policy, and its other rights in the project.	The project company will pledge towards the bank the project company’s assets, cash flow rights, insurance policies, collateral from EPC contractors, etc.
Guarantees	-	-	-
Reference to additional information	-	See Note 12(2)A	-

(*) Following the change of currency in Croatia from HRK to EUR (effective from 01.01.23), the loan was converted to EUR on 31.12.22 .

Project name	Meg and Raaba	SOWI	Picasso	Halutziot 2
Lender	ERSTE	ERSTE, NLB group and EBRD	Hamburg Commercial Bank	Bank Leumi Le-Israel Ltd.
Amount of loan / credit facility	Approximately USD 37 million (Approximately HUF 14 billion)	Approximately USD 122.7 million (Approximately EUR 115 million)
Approximately USD 87.1 (EUR 81.7) million. The bank will also provide a credit facility for the required guarantees at a scope of up to approximately USD 7.5 (EUR 7) million during the operating period
Approximately NIS 177 million
Date financing provided	January 2019	January 2020	January 2020	September 2022
Balance of the loan as of December 31, 2022	Approximately USD 33.7 million (Approximately HUF 12.66 billion)	Approximately USD 102.6 million (Approximately EUR 96.2 million)	Approximately USD 83 million (Approximately EUR 77.5 million)	-
Balance of the loan as of December 31, 2021	Approximately USD 40.5 million (Approximately HUF 13.2 billion)	Approximately USD 89.9 million (Approximately EUR 79.4 million)	Approximately USD 92 million (Approximately EUR 81.5 million)	-
Amortization schedule	Quarterly repayments, spitzer amortization table with lower repayments in the first two years	Semi-annual repayments, Spitzer amortization table	Quarterly repayments, spitzer amortization table	Spitzer amortization table comprised of quarterly payments
Debt period	Construction period and another approximately 17 years	Construction period and another approximately 11 years	Construction period and another approximately 18 years	Construction period and another approximately 22 years
Stated annual interest rate	Approximately 30% of the loan bears interest at a rate of 4.05% And approximately 70% of the loan bears interest at a rate of approximately 6.3% .
And approximately 50% of the loan bears interest at a rate of 1.9%, and approximately 50% of the loan bears of Euribor plus a margin of 4%. The Company has undertaken to hedge at least 40% of the total base interest liability during the entire debt period.
			Interest at a rate of 1.58% during the construction period and until December 31, 2029, and interest at a rate of 2.33% until the end of the loan period.	base interest plus a margin of 1.25%-2.2% CPI-linked
Financial covenants:
Debt service reserve	Approximately USD 1.1 million (Approximately HUF 414 million)	-	-	-
ADSCR default	In the range of 1.05-1.10	1.05	In the range of 1.05-1.10	1.05
Fulfillment of financial covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral
Charge on the tariff and the electricity production license, charge on the project companies’ assets, cash flow rights, land rights, insurance. collateral from the project contractors, etc.) The financing of the portfolio of projects is applied and evaluated on a consolidated basis.
		Charge on the project company’s assets, cash flow rights, land rights, collateral from the project contractors, etc.	Charge on the project company’s assets, cash flow rights, land rights, collateral from the project contractors, etc.	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project.
Guarantees	-	-	See Note 28B(10)	-
Reference to additional information	-	See Note 28A(3)	See Note 28A(5)	-

Project name	Ruach Beresheet	Gecama	Björnberget	Apex
Lender	Bank Hapoalim Ltd., and in collaboration with entities from Migdal and Amitim Group	Banco de Sabadell and Bankia	KFW IPEX-Bank and DekaBank, and the Swedish Export Credit Corporation (SEK).	Bank Huntington Bancshares, Bank of America and Nord LB
Amount of loan / credit facility	Approximately USD 331.3 million (Approximately NIS 1.17 billion)	Approximately USD 170.1 million (Approximately EUR 160 million)	Approximately USD 220.8 million (Approximately EUR 207 million)	USD 116 million for construction period and USD 127 million for operating period
Date financing provided	July 2020	June 2020	May 2021	September 2022
Balance of the loan as of December 31, 2022	Approximately USD 280 million (Approximately NIS 986 million)	Approximately USD 167.3 million (Approximately EUR 156.9 million)	Approximately USD 137.3 million (Approximately EUR 128.7 million)	Approximately USD 75.6 million
Balance of the loan as of December 31, 2021	Approximately USD 207.6 million (Approximately NIS 645.7 million)	Approximately USD 64.1 million (Approximately EUR 56.7 million)	-	-
Amortization schedule	Quarterly repayments, spitzer amortization table	Semi-annual repayments, Spitzer amortization table	Semi-annual repayments, Spitzer amortization table	Construction loan – one repayment at end of construction period. Operating loan - Semi-annual repayments, spitzer amortization table
Debt period	Construction period and another approximately 19 years	Construction period and another approximately 14 years	Construction period and another approximately 18 years	Construction period and another approximately 25 years
Stated annual interest rate	construction period - base interest plus a margin of 2.5%-3% Operating period - base interest plus a margin of 2.2%-2.7%
Base interest of Euribor plus a margin of 2.5%-3%. The Company has undertaken to hedge at least 75% of the total base interest liability during the entire debt period of 13 years, beginning from the project’s date of initial operation.

Interest - Euribor + margin of 1.75% The Company has undertaken to hedge at least 75% of the total base interest liability during the entire debt period of 18 years, beginning from the project’s date of initial operation.
construction period - base interest of SOFR plus a margin of 0.6%-1%
Financial covenants:
Debt service reserve	-	-	-	-
ADSCR default	1.05	1.05	1.05	-
Fulfillment of financial covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required	-
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc. Additionally, a guarantee of a restricted amount for the construction period.
Guarantees	See Note 28C(3)	-	-	-
Reference to additional information	See Note 28A(2)	See Note 28A(4)	See Note 28A(6)	See Note 28A(15)

A.
Completion of refinancing process in respect of five operated solar projects in Israel and a wind farm project in Croatia and prepayment of mezzanine loans

In December 2020, the Company signed a refinancing agreements with the lenders of the senior debts provided to five operated solar projects in Israel (Halutziot, Mivtachim, Talmei Bilu, Kramim and Idan) and to the wind farm project in Croatia (Lukovac).

The process of the refinancing included full repayment of the previous senior debts and receipt new senior debts at a lower interest rate than the interest rate on the previous senior debt loans.

On November 4, 2020, the Company completed, through Tlamim and Havatzelet, prepayment of the mezzanine loans which were given to the partnership for financing the shareholders’ investment in the projects Halutziot, Mivtachim, and Talmei Bilu.

Following the signing of the agreements, the Company recorded a non-recurring expense in the amount of USD 67.6 million in its financial statements for 2020, in respect of the payment of the early prepayment fee and the transaction costs which were associated with the receipt of the previous loans, and which have not yet been fully amortized up to the date of the refinancing.

(3)	Loans from banks for corporate financing

The receipt of credit facilities from Israeli banks in a cumulative scope of NIS 400 million

On July 6, 2021, the Company signed agreements with Bank Hapoalim Ltd. and Bank Leumi Le-Israel Ltd. (the “Lenders”), for the provision of credit facilities to the Company at a scope of NIS 250 million and NIS 150 million, respectively. The credit facilities are intended to finance the Company’s business activities, including investments in the Company’s projects.

On December 22, 2022 the Company used the credit facility from Bank Leumi Le-Israel Ltd. in USD currency and received approximately USD 43 million.

After the reporting date, in January 2023, the Company used the second credit facility from Bank Hapoalim Ltd. In amount of approximately USD 74 million

Presented below are the main terms of the facilities:

•	Facility period - 18 months after the date of provision of credit.
•
Repayment of credit and interest payments - one payment 60 months after the date of provision of credit. The interest will be paid on a quarterly basis. The loans are repayable for a penalty which reflects economic cost only.

•	Currency - NIS or USD, in the Company’s discretion.
•	Margin - NIS: 1.7%-1.8% above CPI-linked government debentures with similar average lifetimes. USD: 2.0%-2.2% above the LIBOR 3 month US Dollar interest rate.

•	Main conditions and main undertakings:

A.	The Company undertook to submit routine and standard reports to the lenders;
B.	The lenders will be entitled to transfer their rights to entities which were defined in the agreements, such as major institutional entities, banks, etc.;
C.	The Company undertook to maintain a rating of Baa3.il, or a corresponding rating, from one of the local rating agencies (Maalot or Midroog), or from one of the international rating agencies (Moody’s and/or S&P);
D.	The Company undertook to maintain a current negative pledge and a negative pledge in favor of the lenders, in respect of proceeds which will be received by some of the Company’s subsidiaries, as defined in the agreements.

•
Major events constituting ground for demanding immediate repayment - the immediate repayment of the loans can be demanded in severe cases of breach which were defined, mostly including failure to pay on time; breach of representations or material undertakings; insolvency; acquisition of control of the Company by unauthorized entities, as defined in the agreements.

•	Main financial covenants:

A.	The Company’s total equity, as defined in the agreements, will not fall below, at any time, a total of NIS 1,000,000 thousand;
B.	The result obtained by dividing the net financial debt ratio by net cap, on a standalone basis (as defined in the agreement) will not exceed 70% during two consecutive quarters;
C.	The result obtained by dividing the net financial debt ratio by operating profit for debt service (EBITDA), on a consolidated basis, will not exceed 18 during two consecutive quarters;
D.	The equity to total balance sheet ratio, on a standalone basis in the Company’s separate financial information, as defined in the agreements, will not fall below 20% during two consecutive quarters; In case of a breach of the covenants, or a reduction of the rating (beyond a reduction of 2 notches below the Company’s current debt rating) will result in the activation of a mechanism for gradually increasing the interest rate, up to a cumulative limit of 1.25%, in respect of all of the breaches cumulatively.